Share based compensation - Assumptions used in estimative the fair value of share options (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 item $ / shares	Dec. 31, 2023 item $ / shares
Share based compensation
Risk-free rate of return, minimum	4.00%	4.20%	3.40%
Risk-free rate of return, maximum	4.30%	4.50%	3.80%
Volatility, minimum	45.50%	46.10%	40.20%
Volatility, maximum	46.40%	46.50%	46.50%
Expected dividend yield	1.90%	2.00%	0.00%
Expected term	10 years	10 years	10 years
Total unrecognized compensation expense	¥ 46,097
Remaining weighted-average vesting period	1 year 25 days
Total fair value at grant date of share options held by the company's employees	¥ 110,247	¥ 36,964	¥ 159,957
Total intrinsic value of share options exercised	¥ 101,064	¥ 87,190	¥ 324,977
Minimum
Share based compensation
Fair value of ordinary share (in USD) | $ / shares				$ 9.9	$ 5.6	$ 5.9
Exercise multiple | item	2.2				2.2	2.2
Maximum
Share based compensation
Fair value of ordinary share (in USD) | $ / shares				$ 13	$ 6.2	$ 8.7
Exercise multiple | item	2.8				2.8	2.8